DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2012
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS

24. DISCONTINUED OPERATIONS

a. Disposal of 4 Disposed Businesses

In the fourth quarter of 2011, the Group decided to concentrate its resources and focus on the Group’s core businesses. On December 2, 2011, the Company sold Xi’an Tutoring, Shandong Software Companies, Guangzhou HP Tutoring, Tianjin Holding to Beijing Tongshengle Investment Co., Ltd., (“Tongshengle”) for cash consideration of RMB 35,000, which was due to be received by December 31, 2012. By December 31, 2012, the Company received cash payment of RMB 21,000. The total impairment loss recognized prior to the disposal of the above 4 Disposed Businesses was RMB 118,318 and after the recognition of the impairment loss no disposal loss was recorded regarding the above 4 Disposed Businesses. Three of the businesses were part of the Tutoring segment, and Tianjin Holding was part of the Career Enhancement segment.

The Company will not generate any further cash flows and will have no significant continuing involvement in the operations of the 4 Disposed Businesses after December 30, 2011. The revenues and expenses related to the operations of the 4 Disposed Businesses have been segregated from continuing operations and reported as discontinued operations for all periods in accordance with ASC360-10-35.

b. Disposal ofBeijing Century College Group

On December 30, 2011, the Company entered into a sale and purchase agreement to dispose of Beijing Century College and its 100% owned subsidiary Beijing Siwa Century Facility Management Co. (together “Beijing Century College Group”) to Xihua Investment Group (“Xihua Group”), with consideration of RMB 309,049 including a) receivables in cash and shares; b) a waiver of liabilities to Xihua Group; c) a transfer of amounts due to Beijing Century College Group to Xihua Group; and d) partially offset by a waiver of amounts due from Beijing Century College Group.

As of December 31, 2011, the transaction had not been completed and the parties were still in the process commencing the legal transfer process. Beijing Century College Group has been classified as assets and liabilities held for sale since the Group will have no continuing involvement in the College following the disposal.

By December 31, 2012, the transaction to sell Beijing Century College Group had been completed with the outstanding consideration receivable from Xihua Group of RMB 133,100 as of December 31, 2012.. Subsequently, the Group has transferred the receivable from Xihua Group to Suzhou Qingrun, with allocated consideration of RMB 25,300, and the excessive portion fully written off as of December 31, 2012(See Note 5(i)).

The Company will not generate any further cash flows and have no significant continuing involvement in the operations of the Beijing Century College Group after December 31, 2012. The revenues and expenses related to the operations of the Beijing Century College Group have been segregated from continuing operations and reported as discontinued operations for all periods.

c. Assets and liabilities classified as held for sale

The Group has recognized total assets of RMB 1,045,520 and RMB 649,787 as of December 31, 2011 and 2012, respectively, to be assets classified as held for sale, and total liabilities of RMB 465,855 and RMB 292,895 as of December 31, 2011 and 2012, respectively, to be liabilities classified as held for sale.

Beijing Century College Group

As of December 31, 2011, the assets and liabilities held by Beijing Century College Group after recognition of a goodwill impairment loss of RMB 8,928 are as follows:

As of December 31, 2011
RMB
Assets classified as held for sale
Cash and cash equivalents	139,099
Other current assets	8,490
Goodwill	55,724
Intangible assets, net	59,885
Property, plant and equipment, net	99,892
Land use right, net	18,113
Other non-current assets	3,198
384,401
Liabilitiesclassified asheld for sale
Deferred revenue	(67,787)
Income tax payable	(7,745)
Accruals and other liabilities	(29,284)
Other current liabilities	(3,467)
Deferred tax liabilities - non-current	(12,029)
Other non-current liabilities	(24,857)
(145,169)

By December 31, 2012, the transaction to sell Beijing Century College Group as mentioned in Note 24 (b) had been completed. A disposal loss of RMB 8,185 was recognized for the year ended December 31, 2012.

Taishidian Holding

On the board meeting at December 19, 2012, management proposed and was authorized by the board to explore possible sale of Soochow University to Kunshan government, subject to the parameters of 1) the consideration should be at least equal to the book value for Soochow University and 2) the consideration should be payable at closing in cash (and not as an account receivable over time). As of December 31, 2012, management had the intention to dispose the Soochow University and the transaction of the disposal was completed in July 2013 (see Note 29 (3)). Financial statements for fiscal years of 2010 and 2011 have been adjusted to present the operations of Taishidian Holding as a discontinued operation.

In conjunction with the discontinued operations of Soochow University, the Group did not record any impairment loss in fiscal year 2012 as the management estimated the consideration to be at least equal to the book value of Soochow University. The assets and liabilities of Soochow University are included in the captions “Assets classified as held for sale” and “Liabilities classified as held for sale”, in the accompanying consolidated balance sheets at December 31, 2011 and 2012, respectively and consist of the following:

	As of December 31,
	2011	2012
	RMB	RMB
Assets classified as held for sale
Cash and cash equivalents	68,180	985
Term deposits	45,205	85,677
Accounts receivable, net of allowance	1,422	567
Deferred tax assets	176	—
Amounts due from related parties	10,156	4,550
Inventory, net	201	—
Prepaid expenses and other current assets	16,470	41,380
Deferred tax assets, non-current	—	—
Amounts due from related parties, non-current	22,463	22,284
Property and equipment, net	296,623	298,858
Intangible assets, net	13,332	11,569
Land Use Right	111,593	108,838
Long-term prepayment and receivable	63
Goodwill	75,235	75,079
Total assets	661,119	649,787

Liabilities classified as held for sale
Short-term borrowings	(58,070)	(2,000)
Accounts payable-trade	(28,540)	(27,613)
Accrued expenses and other current liabilities	(33,203)	(33,782)
Deferred revenue	(60,411)	(79,833)
Income tax payable	(15,505)	(19,706)
Amount due to related parties	(22,200)	(47,620)
Current portion of Long-term borrowings	(16,000)	(28,500)
Long-term borrowings	(46,500)	(18,000)
Deferred tax liabilities, non-current	(9,141)	(8,432)
Non-current portion of consideration payable for acquisitions and others	(31,116)	(27,409)
Total liabilities	(320,686)	(292,895)

Amount due to the Group’s continuing operation recorded by Taishidian Holdling approximates RMB 125,059 and RMB 142,186 as of December 31, 2011 and 2012, respectively, which were excluded from the liabilities classified as held, because they are eliminated in the consolidated financial statements.

d. Discontinued operations

Following are revenues, income/loss from discontinued operation and gain/loss on sale of discontinued operations:

(1) Xi’an Tutoring

	Years ended December 31
	2010	2011	2012
	RMB	RMB	RMB
Revenues	25,800	26,756	—
Impairment loss (note (i))	—	(36,303)	—
Income/(loss) from discontinued operation	8,113	(36,876)	—
Income tax expense	—	—	—
Income/(loss) from discontinued operation, net of income tax	8,113	(36,876)	—
Loss on sale of discontinued operation, net of income tax	—	—	—
Income/(loss) from and on sale of discontinued operation, net of income tax	8,113	(36,876)	—

Note (i) Foreign currency translation adjustment included in the impairment loss is RMB 1,488 for the year ended December 31, 2011.

(2) Shandong Software Companies

	Years ended December 31
	2010	2011	2012
	RMB	RMB	RMB
Revenues	15,020	—	—
Impairment loss (note (i))	—	(39,758)	—
Income/(loss) from discontinued operation	6,304	(43,315)	—
Income tax benefit/ (expense)	(259)	533	—
Income/(loss) from discontinued operation, net of income tax	6,045	(42,782)	—
Loss on sale of discontinued operation, net of income tax	—	—	—
Income/(loss) from and on sale of discontinued operation, net of income tax	6,045	(42,782)	—

Note (i) Foreign currency translation adjustment included in the impairment loss is RMB 2,688 for the year ended December 31, 2011.

(3) Guangzhou HP Tutoring

	Years ended December 31
	2010	2011	2012
	RMB	RMB	RMB
Revenues	8,620	—	—
Impairment loss (note (i))	—	(29,073)	—
Income/(loss) from discontinued operation	3,383	(30,074)	—
Income tax benefit	360	316	—
Income/(loss) from discontinued operation, net of income tax	3,743	(29,758)	—
Loss on sale of discontinued operation, net of income tax	—	—	—
Income/(loss) from and on sale of discontinued operation, net of income tax	3,743	(29,758)	—

Note (i) Foreign currency translation adjustment included in the impairment loss is RMB 1,285 for the year ended December 31, 2011.

(4) Tianjin Holding

	Years ended December 31
	2010	2011	2012
	RMB	RMB	RMB
Revenues	13,146	5,161	—
Impairment loss (note (i))	—	(13,183)	—
Income/(loss) from discontinued operation	1,693	(16,518)	—
Income tax benefit/ (expense)	(378)	6	—
Income/(loss) from discontinued operation, net of income tax	1,315	(16,512)	—
Loss on sale of discontinued operation, net of income tax	—	—	—
Income/(loss) from and on sale of discontinued operation, net of income tax	1,315	(16,512)	—

Note (i) Foreign currency translation adjustment included in the impairment loss is RMB 585 for the year ended December 31, 2011.

(5) Beijing Century College Group

	Years ended December 31
	2010	2011	2012
	RMB	RMB	RMB
Revenues	126,330	128,870	—
Impairment loss	—	(8,928)	—
Income from discontinued operation	36,310	5,439	—
Income tax benefit/ (expense)	(532)	908	—
Income from discontinued operation, net of income tax	35,778	6,347	—
Loss on sale of discontinued operation, net of income tax (i)	—	—	(15,908)
Income/(loss) from and on sale of discontinued operation, net of income tax	35,778	6,347	(15,908)

Note (i) Foreign currency translation adjustment included in the disposal loss is RMB 7,758 for the year ended December 31, 2012.

(6) Taishidian Holding

The revenues and income of Taishidian Holding as reflected in income from discontinued operations are as follows:

	Years ended December 31
	2010	2011	2012
	RMB	RMB	RMB
Revenues	102,466	115,370	103,382
Impairment loss	—	—	—
Income/(loss) from discontinued operation	(10,792)	1,427	12,395
Income tax benefit/ (expense)	216	(3,390)	(3,669)
Income/(loss) from discontinued operation, net of income tax	(10,576)	(1,963)	8,726